SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:       SHAREHOLDERS' EQUITY

a.	Composition of share capital of the Company:

	December 31, 2015		December 31, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	33,289,839	250,000,000	34,250,590

b.	Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation after all the preferred shares received their preference amount in full.

c.	Share-based compensation:

Under the Company's 2001 equity incentive plan, as amended March 5, 2003, and its 2011 and 2014 equity incentive plans (collectively, the “Plans”), options and restricted share units (“RSUs”) may be granted to employees, officers, non-employee consultants and directors of the Company.

Under the Plans, as of December 31, 2016, an aggregate of 725,620 shares were still available for future grant. Each option granted under the Plans expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2014, 2015 and 2016 is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$137	$499	$1,386
Research and development	172	1,507	4,660
Sales and marketing	347	2,214	5,765
General and administrative	917	2,829	5,724

Total share-based compensation expense	$1,573	$7,049	$17,535

The total unrecognized compensation cost amounted to $46,059 as of December 31, 2016, and is expected to be recognized over a weighted average period of 2.59 years.

In March 2015, 15,000 warrants to purchase ordinary shares with an exercise price of $2.21 which were donated to “Tmura”, a non-profit organization, were exercised.

d.	Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2016 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2015	3,358,875	$14.27	6.54	$111,093

Granted	569,300	$43.39
Exercised	(837,835)	$2.99
Forfeited	(51,983)	$28.91

Balance as of December 31, 2016	3,038,357	$22.58	6.70	$77,346

Exercisable as of December 31, 2016	1,924,816	$11.00	5.52	$69,420

Vested and expected to vest as of December 31, 2016	3,005,577	$22.36	6.68	$77,144

The computation of expected volatility is based on actual historical share price volatility of comparable companies. The expected option term represents the period of time that options granted are expected to be outstanding.  For stock-option awards which were at the money when granted (plain vanilla stock-options), it is determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Expected volatility	45%	45%	45%
Expected dividends	0	0	0
Expected term (in years)	5.81-6.11	5.78-6.12	5.25-6.10
Risk free rate	1.55%-2.02%	1.37%-1.68%	1.30%- 1.70%

A summary of options data for the years ended December 31, 2014, 2015 and 2016, is as follows:

	Year ended December 31,
	2014	2015	2016

Weighted-average grant date fair value of options granted	$6.95	$24.56	$19.16
Total intrinsic value of the options exercised	$9,943	$110,191	$37,618

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise. The fair value of the Company's ordinary shares was $45.50 per share as of December 31, 2016.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2016:

Exercise price	Options outstanding as of December 31, 2016	Weighted average remaining contractual term	Options exercisable as of December 31, 2016	Weighted average remaining contractual term
		(years)		(years)
$0.20 – 2.21	1,297,621	4.36	1,284,815	4.34
$6.47 – 14.00	495,676	7.24	343,650	7.24
$37.44 – 44.37	264,180	9.08	14,886	8.31
$45.58 – 51.86	517,244	9.23	90,832	9.01
$55.30 – 64.93	463,636	8.50	190,633	8.49

	3,038,357	6.70	1,924,816	5.52

e.	A summary of RSU activity for the year ended December 31, 2016, is as follows:

	Amount of RSU's	Weighted average grant date fair value

Unvested as of December 31, 2015	396,910	$53.44

Granted	487,600	$44.96
Vested	(122,916)	$52.59
Forfeited	(31,889)	$48.43

Unvested as of December 31, 2016	729,705	$48.14

The total fair value of RSU’s vested (based on fair value of the Company's ordinary shares at vesting date) during the years ended December 31, 2015 and 2016 was $998 and $5,981, respectively.